Morgan, Lewis & Bockius LLP
1701 Market Street
Philadelphia, PA 19103-2921
Tel. +1.215.963.5000
Fax: +1.215.963.5001
www.morganlewis.com

May 5, 2015

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:                             SEI Insurance Products Trust (File No. 033-58041)

Ladies and Gentlemen:

On behalf of our client, SEI Institutional Investments Trust (the “Trust”), we are filing, pursuant to Rule 497(e) under the Securities Act of 1933, as amended, revised risk/return summary information for the Class A Shares of the Long Duration Fund in interactive data format as an exhibit to the Trust’s Registration Statement on Form N-1A.

If you have any questions, please do not hesitate to contact me at (215) 963-4969.

Sincerely,

/s/ John J. O’Brien
John J. O’Brien

EXPLANATORY NOTE

These materials provide, in interactive data format using the eXtensible Business Reporting Language, information included in a supplement dated April 13, 2015, and electronically filed with the SEC pursuant to Rule 497(e) under the Securities Act of 1933, as amended (“1933 Act”) (SEC Accession No. 0001104659-15-027204) to the definitive versions of the Registrant’s prospectus and Statement of Additional Information regarding the Class A Shares of the Long Duration Fund, dated September 30, 2014, and electronically filed with the SEC pursuant to Rule 485(b) under the 1933 Act on September 26, 2014 (SEC Accession No. 0001104659-14-068611).